Annual Fund Operating Expenses - EIP Growth and Income Fund	Feb. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.71%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.12%	[1]
Fee Waiver or Reimbursement	(0.46%)	[2]
Net Expenses (as a percentage of Assets)	1.66%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.71%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.72%	[1]
Fee Waiver or Reimbursement	(0.46%)	[2]
Net Expenses (as a percentage of Assets)	1.26%

[1]	Total Annual Fund Operating Expenses include 0.01% in acquired fund fees and expenses, and therefore do not correlate to “Ratios of expenses to average net assets: Before expense reimbursement” provided in the Financial Highlights.
[2]	Energy Income Partners, LLC, the Fund’s manager, contractually has agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses for each class (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees or fees under the Administrative Services Plan; taxes; extraordinary expenses; and any indirect expenses, such as acquired fund fees and expenses) do not exceed 1.25% of average daily net assets through February 28, 2027. Any waiver or reimbursement by Energy Income Partners, LLC is subject to repayment by the Fund in the three years following the date the particular waiver or reimbursement is due; provided that the Fund is able to make the repayment without exceeding the 1.25% expense limitation (or, if lower, any applicable expense limitation then in effect). This expense cap may not be terminated prior to this date except by the Board of Trustees.